UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014
Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

Bushido Capital Long/Short Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Shares/Par/Contracts	Value
COMMON STOCKS - 78.4%
Aerospace/Defense - 1.7%
Northrop Grumman	730	$83,665

Agriculture - 6.0%
Lorillard	2,201	111,547
Philip Morris International	1,209	105,340
Reynolds American	1,703	85,133
		302,020
Airlines - 1.7%
SkyWest	5,622	83,374

Banks - 5.8%
Bank Of America	5,866	91,334
Goldman Sachs Group	565	100,152
JPMorgan Chase	1,697	99,240
		290,726
Beverages - 2.3%
Coca-Cola Enterprises	2,599	114,694

Diversified Financial Services - 1.6%
Credit Acceptance *	623	80,984

Healthcare-Products - 1.7%
St. Jude Medical	1,337	82,827

Household Products/Wares - 2.3%
Tupperware Brands	1,218	115,138

Insurance - 13.1%
Allied World Assurance Company Holdings (a)	1,219	137,515
American International Group	1,853	94,596
Assurant	1,258	83,493
Axis Capital Holdings	1,761	83,771
Endurance Specialty Holdings (a)	1,479	86,773
Everest Re Group	557	86,820
PartnerRe (a)	794	83,711
		656,679

Iron/Steel - 3.5%
POSCO - ADR	1,200	$93,600
Schnitzer Steel Industries, Class A	2,510	82,002
		175,602
Machinery-Diversified - 2.4%
Flowserve	1,559	122,896

Media - 1.7%
DIRECTV *	1,250	86,362

Oil & Gas - 5.5%
Apache	968	83,190
Nabors Industries	5,734	97,421
Patterson-UTI Energy	3,839	97,203
		277,814
Packaging & Containers - 5.8%
Ball	1,728	89,269
Silgan Holdings	2,400	115,248
UFP Technologies *	3,478	87,715
		292,232
Pipelines - 4.2%
Kinder Morgan (a)	3,368	121,248
Kinder Morgan Management *	1,214	91,820
		213,068
Real Estate - 1.7%
Melcor Developments	4,446	83,918

Retail - 5.2%
AutoZone *	177	84,595
Francesca's Holdings *	2,773	51,051
HSN	2,006	124,974
		260,620
Software - 4.9%
Dun & Bradstreet	995	122,136
Oracle	3,234	123,733
		245,869
Transportation - 7.3%
C.H. Robinson Worldwide (a)	2,663	155,360
CSX (a)	3,151	90,654
Expeditors International of Washington (a)	2,656	117,528
		363,542
Total Common Stocks
(Cost $3,480,418)		3,932,030

CORPORATE BONDS - 16.4%
Financial Services - 2.0%
Leucadia National
5.500%, 10/18/2023	$100,000	100,129
Homebuilders - 3.7%
Ryland Group
6.625%, 05/01/2020	55,000	58,437
Toll Brothers Finance
5.875%, 02/15/2022 (a)	125,000	130,000
		188,437
Insurance - 5.3%
Allied World Assurance Company Holdings
5.500%, 11/15/2020	55,000	59,568
Fairfax Financial Holdings
5.800%, 05/15/2021 (b)	125,000	126,929
MDC Holdings
5.375%, 07/01/2015	5,000	5,245
5.625%, 02/01/2020	70,000	73,675
		265,417
Packaging & Containers - 1.2%
Ball
5.750%, 05/15/2021	55,000	58,162
Retail - 2.3%
Darden Restaurants
4.500%, 10/15/2021 (a)	120,000	115,110
Software - 1.9%
Moody's
5.500%, 09/01/2020	90,000	95,493
Total Corporate Bonds
(Cost $827,698)		822,748

PURCHASED OPTIONS - 0.0%
SPDR S&P 500 ETF Trust
Expiration: January 2014, Exercise Price: $135.00
(Cost $74,005)	80	80

SHORT-TERM INVESTMENT - 11.1%
Fidelity Institutional Government Portfolio, 0.01% ^
(Cost $554,900)	554,900	554,900
Total Investments - 105.9%
(Cost $4,937,021)		5,309,758
Other Assets and Liabilities, Net - (5.9)%		(296,672)
Total Net Assets - 100.0%		$5,013,086

* Non-income producing security.
(a) All or a portion of this security is designated as collateral for securities sold short. As of December 31, 2013, the value of collateral was $805,457.
(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of December 31, 2013, the value of this investment was $126,929 or 2.5% of total net assets.
^	Variable rate security- The rate shown is the rate in effect as of December 31, 2013.
ADR - American Depositary Receipt

Bushido Capital Long/Short Fund
Schedule of Securities Sold Short
December 31, 2013 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 7.1%
iShares Russell 2000 Fund	816	$94,093
ProShares Ultra Dow30 Fund	1,041	119,830
ProShares UltraShort 20+ Year Treasury Fund *	1,806	143,035
Total Exchange Traded Funds Sold Short
(Proceeds $338,152)		$356,958

* Non-income producing security

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,932,030	$-	$-	$3,932,030
Corporate Bonds	-	822,748	-	822,748
Purchased Options		80	-	80
Short-Term Investment	554,900	-	-	554,900
Total Investments	$4,486,930	$822,828	$-	$5,309,758

Securities Sold Short
Exchange Traded Funds	$356,958	$-	$-	$356,958
Total Securities Sold Short	$356,958	$-	$-	$356,958

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815
requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of December 31, 2013 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value

Equity Contracts - Options	Investments, at fair value	$80	Options Written, at fair value	$-
Total		$80		$-

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Bushido Capital Long/Short Fund

Cost of investments	$4,937,021

Gross unrealized appreciation	466,233
Gross unrealized depreciation	(93,496)
Net unrealized appreciation	$372,737

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/James R. Arnold
                                           James R. Arnold, President

Date  February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  February 21, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  February 21, 2014